Taxes - Narrative (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Belgium
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	29.58%	34.00%	34.00%